Transactions with related parties - Financing transactions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions With Related Parties
Finance incomes and derivative financial instruments	€ 7,715	€ 7,417	€ 8,450
Finance Expenses	8,980	8,113	9,333
Gain on disposals	984	1,108	3,623
Financing transactions
Transactions With Related Parties
Receivables	2,428	1,862	1,657
Payables	419	335	432
Guarantees	1,541	1,449	1,501
Finance incomes and derivative financial instruments	198	156	162
Finance Expenses	57	28	164
Gain on disposals	(12)	445	30
Individual amount limit to be included in other related parties			50
Financing transactions | Joint ventures and associates
Transactions With Related Parties
Receivables	2,388	1,841	1,639
Payables	319	239	185
Guarantees	1,541	1,449	1,501
Finance incomes and derivative financial instruments	195	155	156
Finance Expenses	51	22	159
Gain on disposals		1
Financing transactions | Coral FLNG SA
Transactions With Related Parties
Receivables	522	453	356
Finance incomes and derivative financial instruments	24	15
Finance Expenses			140
Financing transactions | Coral South FLNG DMCC
Transactions With Related Parties
Guarantees	1,539	1,448	1,499
Finance incomes and derivative financial instruments			1
Finance Expenses	(1)		1
Financing transactions | Saipem Group
Transactions With Related Parties
Payables	222	56	100
Finance incomes and derivative financial instruments	1		16
Finance Expenses		8	3
Financing transactions | Mozambique Rovuma Venture SpA
Transactions With Related Parties
Receivables	1,769	1,339	1,187
Payables	58	170	57
Finance incomes and derivative financial instruments	132	101	48
Finance Expenses	11		5
Financing transactions | Pengerang Biorefinery SDN BHD [Member]
Transactions With Related Parties
Receivables	60
Financing transactions | Other joint ventures and associates
Transactions With Related Parties
Receivables	37	49	96
Payables	39	13	28
Guarantees	2	1	2
Finance incomes and derivative financial instruments	38	39	91
Finance Expenses	41	14	10
Gain on disposals		1
Financing transactions | Investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables	40	7	8
Payables	36	38	31
Finance incomes and derivative financial instruments	2	1	5
Finance Expenses	2	1	4
Financing transactions | Other unconsolidated subsidiaries
Transactions With Related Parties
Receivables	40	7	8
Payables	36	38	31
Finance incomes and derivative financial instruments	2	1	5
Finance Expenses	2	1	4
Financing transactions | Entities controlled by the Government
Transactions With Related Parties
Receivables		14	10
Payables	60	58	216
Finance incomes and derivative financial instruments	1		1
Finance Expenses	4	5	1
Gain on disposals	(12)	444	30
Financing transactions | Enel Group
Transactions With Related Parties
Payables			176
Financing transactions | Cassa Depositi e Prestiti Group
Transactions With Related Parties
Payables	53	56
Finance Expenses		2
Financing transactions | Snam Group
Transactions With Related Parties
Gain on disposals		443
Financing transactions | Italgas Group
Transactions With Related Parties
Gain on disposals			30
Financing transactions | Other entities controlled by government
Transactions With Related Parties
Receivables		14	10
Payables	7	2	40
Finance incomes and derivative financial instruments	1		1
Finance Expenses	4	3	€ 1
Gain on disposals	(12)	€ 1
Financing transactions | Other related parties
Transactions With Related Parties
Payables	€ 4